SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-          SIGNIFICANT ACCOUNTING POLICIES

a.	Basis of presentation:

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the U.S. (“US GAAP”), and include the accounts of Check Point Ltd. and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

The condensed consolidated balance sheet as of December 31, 2024, was derived from the audited consolidated financial statements as of that date, but does not include all of the disclosures, including certain notes required by US GAAP on an annual reporting basis. Certain information and note disclosures normally included in the financial statements prepared in accordance with US GAAP have been condensed or omitted. Therefore, these unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the related notes thereto as of and for the year ended December 31, 2024, included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2024 filed with the SEC on March 17, 2025.

In management’s opinion, the unaudited condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and reflect all adjustments, which include only normal recurring adjustments necessary for the fair presentation of the Company’s financial position as of September 30, 2025 and the Company’s condensed consolidated statements of income, comprehensive income, shareholders’ equity, and cash flows for the nine months ended September 30, 2025 and 2024. The results for the nine months ended September 30, 2025 are not necessarily indicative of the results to be expected for the full year ending December 31, 2025, or any other future interim or annual period.

b.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

c.	Significant Accounting Policies:

For a summary of the Company’s significant accounting policies refer to “Note 2. Significant Accounting Policies” of its Annual Report on Form 20-F for the fiscal year ended December 31, 2024. There have been no material changes in the significant accounting policies from those that were disclosed in the audited consolidated financial statements for the fiscal year ended December 31, 2024, included in the Annual Report on Form 20-F other than those noted below.

d.
Revenue recognition:

Deferred revenues represent mainly the unrecognized revenue billed to customers for security subscriptions and for software updates and maintenance. Such revenues are recognized ratably over the term of the related agreement. The amount of revenues recognized in the period that was included in the opening deferred revenues balance was $1,229.1 and $1,184.7 for the nine months ended September 30, 2025 and September  30, 2024, respectively.

Revenues expected to be recognized from remaining performance obligations were $2,400.2 as of September 30, 2025. Of the balance as of September 30, 2025 the Company expects to recognize approximately $1,492.4 over the next 12 months and the remainder thereafter.

For information regarding disaggregated revenues, please refer to Note 12 below.

e.	Trade Receivables:

Trade receivables are recorded net of credit losses allowance for any potential uncollectible amounts.

The Company makes estimates of expected credit and collectability trends for the allowance for credit losses based upon its assessment of various factors, including historical collectability experience, the age of the trade receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. The allowance for credit loss was immaterial for all periods presented.

f.
Concentrations of credit risk:

Financial instruments that could potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, short-term bank deposits, marketable securities, trade receivables and foreign currency derivative contracts.

The majority of the Company’s cash and cash equivalents and short-term bank deposits are deposited in major banks in the U.S., Israel and Europe. Deposits in the U.S. may be in excess of federal insured limits and are not insured in other jurisdictions. Generally, these investments may be redeemed upon demand or at maturity, and the Company believes that the financial institutions that hold the Company’s cash deposits are financially sound and, accordingly, bear minimal risk. Marketable securities are held mainly by Check Point Ltd., the Company’s Singaporean subsidiary, Canadian subsidiary and the U.S. subsidiary, and are invested in securities denominated in US dollar.

The Company’s marketable securities consist mainly of investments in government, corporate and government sponsored enterprises debentures. The Company’s investment policy, approved by the Board of Directors, limits the amount that the Company may invest in any one type of investment, or issuer, thereby reducing credit risk concentrations.

The Company’s trade receivables are geographically dispersed, and the majority is derived from sales to channel partners mainly in the United States, Europe and Asia. Concentration of credit risk with respect to trade receivables is limited by credit limits, ongoing credit evaluation and account monitoring procedures.

g.
Derivatives and hedging:

The Company accounts for derivatives and hedging based on ASC No. 815, “Derivatives and Hedging” (“ASC No. 815”). ASC No. 815 requires the Company to recognize all derivatives on the balance sheets at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, as well as the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. If the derivatives meet the definition of a hedge and are designated as such, depending on the nature of the hedge, changes in the fair value of such derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings, or recognized in accumulated other comprehensive income until the hedged item is recognized in earnings.

The Company entered into forward contracts to hedge the fair value of assets and liabilities denominated in several foreign currencies. As of September 30, 2025 and December 31, 2024, the Company had outstanding forward contracts that did not meet the requirement for hedge accounting, in the notional amount of $194.9 and $253.6, respectively. The Company measured the fair value of the contracts in accordance with ASC No. 820, “Fair Value Measurement” (“ASC No. 820”) (classified as level 2 of the fair value hierarchy). The net gains (losses) resulting from these forward contracts recognized in financial income, net during the nine months ended September 2025 and 2024 were $24.3 and $(5.6), respectively.

The Company entered into forward contracts to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses denominated in New Israeli Shekel, in Euro, and in British Pound. As of September 30, 2025 and December 31, 2024, the Company had outstanding forward contracts for payroll and related expenses in the notional amount of $335.5 and $359.4, respectively. These contracts were for a period of up to twelve months.

The Company measured the fair value of the contracts in accordance with ASC No. 820 (classified as level 2 of the fair value hierarchy). These contracts met the requirement for cash flow hedge accounting and, as such, gains (losses) on the contracts are recognized initially as components of Accumulated Other Comprehensive Income in the balance sheets and reclassified to the statements of income in the period the related hedged items affect earnings.

During the nine months ended, 2025 and 2024 gains (losses) were reclassified when the related expenses were incurred and recognized in the operating expenses as follow:

	Nine Months Ended September 30,
	2025	2024

Cost of revenues	$0.9	$(0.2)
Research and development	9.5	(2.7)
Selling and marketing	4.5	(0.2)
General and administrative	2.3	(0.7)

	$17.2	$(3.8)

Net unrealized gains (losses) of foreign currency contracts designated as hedging instruments, net of tax, are recorded in AOCI. All of net deferred gains or losses in AOCI as of September 30, 2025 are expected to be recognized as cost of revenue or operating expenses in the same financial statement line item in the to which the derivative relates over the next twelve months.

h.
Basic and diluted earnings per share:

Basic earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year, plus dilutive potential ordinary shares outstanding during the year, in accordance with ASC No. 260, “Earnings Per Share”.

The total weighted average number of shares related to the outstanding options, RSUs and PSUs excluded from the calculations of diluted earnings per share, since it would have an anti-dilutive effect, was 419,565, and 527,783 for the nine-months ended September 30, 2025 and September 30, 2024, respectively.

i.
Fair value of financial instruments:

The Company measures its investments in money market funds (classified as cash equivalents), short-term bank deposits, marketable securities and its foreign currency derivative contracts at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The carrying value of trade receivables, prepaid expenses and other assets, trade payables, employees and payroll accruals, and accrued expenses and other liabilities approximate fair value due to the short-term maturities of these instruments.

j.
Recently Issued Accounting Pronouncements, not yet adopted:

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2023-09.

In November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, requiring public entities to disclose additional information about specific expense categories in the notes to the financial statements on an interim and annual basis. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and for interim periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2024-03.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments - Credit Losses (Topic 326), Measurement of Credit Losses for Accounts Receivable and Contract Assets, which provides a practical expedient when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606, Revenue from Contracts with Customers. The practical expedient assumes that current conditions as of the balance sheet date do not change for the remaining life of the assets. The guidance is effective for the Company for the first quarter beginning January 1, 2026, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2025-05.

In September 2025, the FASB issued ASU 2025-06, Intangible - Goodwill and Other Internal-Use Software (Subtopic 350-40), Targeted Improvements to the Accounting for Internal-Use Software, which modernizes the accounting guidance for costs to develop software for internal use. It removes the previous development stage model and introduces a more judgment-based approach. The guidance is effective for the Company for the first quarter beginning January 1, 2028, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2025-06.